Segment Information	6 Months Ended		8 Months Ended	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Sep. 14, 2021	Dec. 31, 2021
Segment Information [Abstract]
Segment Information

NOTE 19 — Segment Information

The Company’s two reporting segments for the three and six months ended June 30, 2022 and 2021 are RNG and Power. The Company’s chief operating decision maker evaluates the performance of its segments based on operational measures including revenues, net income and EBITDA.

The following summarizes selected financial information for the Company’s reporting segments:

(in thousands)	RNG	Power	Corporate and Other	Total
Three months ended June 30, 2022
Revenue and other income	$58,781	$15,092	$3,346	$77,219
Intersegment revenue	—	1,366	(1,366)	—
Total revenue and other income	58,781	16,458	1,980	77,219
Equity investment income, net	2,506	187	—	2,693
Net income (loss)	11,050	1,629	19,945	32,624
Interest expense	1,468	—	2,244	3,712
Depreciation, amortization and accretion	10,966	2,573	191	13,730
Income tax expense	—	—	129	129
EBITDA	$23,484	$4,202	$22,509	$50,195

(in thousands)	RNG	Power	Corporate and Other	Total
Six months ended June 30, 2022
Revenue and other income	$97,620	$31,941	$4,555	$134,116
Intersegment revenue	—	2,777	(2,777)	—
Total revenue and other income	97,620	34,718	1,778	134,116
Equity investment income, net	3,544	578	—	4,122
Net income (loss)	24,426	3,274	(28,248)	(548)
Interest expense	1,995	—	4,371	6,366
Depreciation, amortization and accretion	20,073	5,731	415	26,219
Income tax expense	—	—	129	129
EBITDA	$46,494	$9,005	$(23,333)	$32,166

June 30, 2022
Goodwill	$29,835	$—	$—	$29,835

Three months ended June 30, 2021
Revenue and other income	$822	$2,237	$2,068	$5,127
Intersegment revenue	—	—	—	—
Total revenue and other income	822	2,237	2,068	5,127
Net income (loss)	(476)	(1,830)	(5,624)	(7,930)
Interest expense	13	—	—	13
Depreciation, amortization and accretion	202	630	54	886
EBITDA	$(261)	$(1,200)	$(5,570)	$(7,031)

Six months ended June 30, 2021
Revenue and other income	$822	$2,237	$3,722	$6,781
Intersegment revenue	—	—	—	—
Total revenue and other income	822	2,237	3,722	6,781
Net income (loss)	(1,566)	(1,830)	(7,033)	(10,429)
Interest expense	19	—	—	19
Depreciation, amortization and accretion	215	630	90	935
EBITDA	$(1,332)	$(1,200)	$(6,943)	$(9,475)

December 31, 2021
Goodwill	$29,211	$—	$—	$29,211

NOTE 23 — Segment Information

The Company’s two reporting segments for the years ended December 31, 2021 and 2020 are RNG and Power. The Company’s chief operating decision maker evaluates the performance of its segments based on operational measures including revenues, net income and EBITDA.

The following summarizes selected financial information for the Company’s reporting segments:

(in thousands)	RNG	Power	Corporate and Other	Total
Year ended December 31, 2021
Revenue	$51,024	$20,285	$5,817	$77,126
Intersegment revenue	—	872	(872)	—
Total revenue and other income	51,024	21,157	4,945	77,126
Equity investment income, net	5,042	641	(30)	5,653
Net income (loss)	17,362	(1,492)	(46,791)	(30,921)
Interest expense	490	—	4,307	4,797
Depreciation, amortization and accretion	10,029	5,718	278	16,025
EBITDA	$27,881	$4,226	$(42,206)	$(10,099)

December 31, 2021
Goodwill	$29,211	$—	$—	$29,211

Year ended December 31, 2020
Revenue	$34	$—	$6,489	6,523
Intersegment revenue	—	—	—	—
Total revenue and other income	34	—	6,489	6,523
Equity investment income, net	—	—	—	—
Net income (loss)	(1,125)	(11)	(1,100)	(2,236)
Interest expense	—	—	20	20
Depreciation, amortization and accretion	3	—	134	137
EBITDA	$(1,122)	$(11)	$(946)	$(2,079)

December 31, 2020
Goodwill	$2,754	$—	$—	$2,754

Major Customers

No single customer accounted for more than 10% of the Company’s revenues and other income in 2021 and 2020.

Aria Energy LLC [Member]
Segment Information [Abstract]
Segment Information

NOTE 7 — Segment Reporting — Predecessor

(in thousands)	RNG	Power	Corporate and Other	Total
Three months ended June 30, 2021
Total revenue	$28,716	$12,347	$—	$41,063
Net income (loss)	21,823	63,422	(9,195)	76,050
Depreciation, amortization and accretion	2,284	3,325	12	5,621
Interest expense	—	—	4,355	4,355
EBITDA	$24,107	$66,747	$(4,828)	$86,026

Six Months Ended June 30, 2021
Total Revenue	$54,669	$27,931	$—	$82,600
Net income (loss)	38,773	64,925	(18,938)	84,760
Depreciation, amortization and accretion	4,559	6,728	27	11,314
Interest expense	—	—	8,676	8,676
EBITDA	$43,332	$71,653	$(10,235)	$104,750

NOTE 12 — Segment Reporting — Predecessor

January 1 to September 14, 2021
(in thousands)	RNG	Power	Corporate and Other	Total
Total revenue	$82,338	$37,058	$(1,807)	$117,589
Net income (loss)	59,066	66,431	(40,977)	84,520
Depreciation, amortization and accretion	6,447	9,467	34	15,948
Interest expense	—	—	10,729	10,729
EBITDA	$65,513	$75,898	$(30,214)	$111,197
Year ended December 31, 2020
(in thousands)	RNG	Power	Corporate and Other	Total
Total revenue	$81,559	$57,322	$—	$138,881
Net income (loss)	30,459	(26,048)	(34,334)	(29,923)
Depreciation, amortization and accretion	9,012	21,478	74	30,564
Interest expense	—	—	19,319	19,319
EBITDA	$39,471	$(4,570)	$(14,941)	$19,960